Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Significant Accounting Policies	SIGNIFICANT ACCOUNTING POLICIES
(a)Business combinations
A business combination is an acquisition of assets and liabilities that constitute a business and whereby the Company obtains control of the business. A business is an integrated set of activities and assets that consist of inputs and processes, including a substantive process that, when applied to those inputs, have the ability to create or significantly contribute to the creation of outputs that generate investment income or other income from ordinary activities.
When acquiring a set of activities or assets in the exploration and development stage, which may not have outputs at the acquisition date, the Company considers other factors to determine whether the set of activities or assets is a business. In this case, an acquired process is considered substantive when: (i) the acquired process is critical to the ability to develop the acquired input into outputs; and (ii) the inputs acquired include both an organized workforce with the necessary skills, knowledge, or experience to perform the process and other inputs that the organized workforce could develop into outputs.
3.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(a)Business combinations (continued)
Business combinations are accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed, including contingent liabilities, are recognized at their fair values at the acquisition date. The acquisition date is the date at which the Company obtains control over the acquiree, which is generally the date that consideration is transferred and the Company acquires control of the assets and assumes the liabilities of the acquiree. The Company considers all relevant facts and circumstances in determining the acquisition date.
The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values, determined as at the acquisition date, of the assets transferred by the Company, the liabilities, including contingent consideration, incurred and payable by the Company to former owners of the acquiree and the equity interests issued by the Company. Acquisition-related costs, other than costs to issue debt or equity securities of the Company, are expensed as incurred.
A non-controlling interest (“NCI”), if any, represents the equity in a subsidiary not attributable, directly or indirectly, to the Company. An NCI is recognized at its proportionate share of the fair value of identifiable net assets acquired on initial recognition.
Goodwill, if any, is calculated as the sum of the total consideration transferred by the Company and the NCI in the acquiree, if any, less the fair value of net assets acquired. When the fair value of net assets acquired exceeds the sum of the total consideration transferred by the Company and the NCI in the acquiree, if any, the Company recognizes a bargain purchase gain in net income or loss on the acquisition date.
(b)Joint arrangements
A joint arrangement is an arrangement of which two or more parties have joint control, which is the contractually agreed sharing of control of an arrangement. This exists only when the decisions about the relevant activities (being those that significantly affect the returns of the arrangement) require the unanimous consent of the parties sharing control. A joint arrangement is classified as a joint operation or a joint venture based on the rights and obligations of the parties to the joint arrangement.
The Company's interest in Greenstone (notes 5(a) and 5(b)) is classified as a joint operation, whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities relating to the arrangement. The Company proportionately consolidates its share of Greenstone's assets, liabilities, revenues and expenses.
(c)Cash and cash equivalents
Cash and cash equivalents consist mainly of cash on hand and cash held at banks. Cash equivalents are highly liquid investments with a maturity date of three months or less from the date of purchase.
(d)Restricted cash
Restricted cash consists of deposits held as security for income tax assessments and letters of credit. Restricted cash is classified as current or non-current assets based on the applicable restriction periods.
(e)Inventories
Heap leach ore, stockpiled ore, work-in-process and finished goods inventories are measured at the lower of weighted average cost and net realizable value (“NRV”). Costs include the cost of direct labour and materials, mine-site overhead expenses and depreciation and depletion of related mineral properties, plant and equipment. NRV is calculated as the estimated price at the time of expected sale based on prevailing and long-term metal prices less estimated future costs to convert the inventories into saleable form and selling costs.
The recovery of gold from certain ores is achieved through the heap leaching process. Under this method, ore is placed on leach pads where it is treated with a chemical solution that dissolves the gold contained in ore. The resulting solution is further processed in a plant where the gold is recovered. Costs are added to heap leach ore inventories based on mining and leaching costs incurred, including depreciation and depletion of related mineral properties, plant and equipment. Costs are removed from heap leach ore inventories as ounces of gold are recovered based on the average cost per recoverable ounce on the leach pads. The amount of recoverable gold on the leach pads is calculated based on the quantities of ore placed on the leach pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on ore type). The quantity of recoverable gold in ore on the leach pads that will be recovered over a period exceeding 12 months is classified as non-current.
3.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(e)Inventories (continued)
Stockpiled ore inventories represent ore that has been extracted from the mine and is available for further processing. The average costs included in stockpiled ore inventories are based on mining costs incurred up to the point of stockpiling the ore, including depreciation and depletion related to mineral properties and equipment and are removed at the weighted average cost as ore is processed. Stockpiled ore that is not expected to be processed within the next 12 months is classified as non-current.
Work-in-process inventories represent ore that is in the process of being converted into finished goods, other than by heap leaching. The average costs included in work-in-process inventories represent the weighted average mining cost of ore being processed and the processing costs incurred prior to the refining process.
The average cost of finished goods represents the average cost of work-in-process inventories incurred prior to the refining process, plus applicable refining costs and associated royalties.
Supplies inventories include the costs of consumables, including freight, to be used in operations and is measured at the lower of average cost and NRV, with replacement costs being the typical measure of NRV.
Write-downs of inventories to NRV are included in operating expense in the period of the write-down. A write-down of inventories is reversed in a subsequent period if there is a subsequent increase in the NRV of the related inventories.
(f)Investments in associates
An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those decisions. The Company is presumed to have significant influence if it holds, directly or indirectly, 20% or more of the voting power of the investee, unless it can be clearly demonstrated that the Company does not have significant influence. Investments in entities in which the Company owns less than a 20% interest are generally accounted for as marketable securities or other investments in equity instruments unless it can be clearly demonstrated that significant influence exists based on the Company's contractual rights and other factors.
The Company accounts for an investment in associate using the equity method. Under the equity method, the Company’s investment in an associate is initially recognized at cost and subsequently increased or decreased to recognize the Company’s share of net income (loss) and OCI (other comprehensive loss) of the associate, and for impairment losses after the initial recognition date. The Company’s share of income or losses of its associate is recognized in net income or loss during each reporting period. Dividends and repayments of capital received from the associate are accounted for as a reduction in the carrying amount of the Company’s investment.
When an investee ceases to be an associate, the Company discontinues the use of the equity method to account for its investment. When the Company retains an interest in the former associate, the Company accounts for the interest as a marketable security or other investment in equity instrument and a gain or loss is recognized in net income or loss for the difference between: (i) the fair value of any retained interest and any proceeds from disposing of a part interest in the associate; and (ii) the carrying amount of the investment at the date the use of the equity method was discontinued.
(g)Mineral properties, plant and equipment
(i)Mineral properties and construction-in-progress
Mineral properties and construction-in-progress include:
•costs of acquiring producing and development stage mineral properties;
•costs reclassified from exploration and evaluation assets;
•capitalized development costs;
•deferred stripping costs;
•estimates of reclamation and closure costs (note 3(k)(i)); and
•borrowing costs incurred that are attributable to qualifying mineral properties (note 3(q)).
3.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(g)Mineral properties, plant and equipment (continued)
(i)Mineral properties and construction-in-progress (continued)
Development costs are those expenditures incurred subsequent to the establishment of economic recoverability, technical feasibility and commercial viability, and after receipt of approval for project expenditures from the Board of Directors. Development costs are capitalized to construction-in-progress until the mine reaches commercial production, at which point the capitalized development costs are reclassified to mineral properties. Commercial production is the point at which a mine is capable of operating in the manner intended by the Company's management.
During the production phase of an underground mine, mine development costs incurred to maintain current production are included in operating expense. These costs include the development and access (tunneling) costs of production drifts to develop the ore body in the current production cycle. Development costs incurred to build new shafts, declines and ramps that enable permanent access to ore underground are capitalized as incurred.
During the production phase of an open-pit mine, stripping costs incurred that provide improved access to ore that will be produced in future periods and that would not have otherwise been accessible are capitalized as deferred stripping assets. Deferred stripping assets are recognized and included as part of the carrying amount of the related mineral property when the following three criteria are met:
•It is probable that the future economic benefit (improved access to the ore body) associated with the stripping activity will flow to the Company;
•The Company can identify the component of the ore body for which access has been improved; and
•The costs relating to the stripping activity associated with that component can be measured reliably.
Capitalized stripping costs are depleted using the units-of-production method over the reserves that directly benefit from the specific stripping activity. Costs incurred for regular waste removal that do not give rise to future economic benefits are included in operating expense.
Mineral properties are carried at cost less accumulated depletion and accumulated impairment losses. Mineral properties are depleted using the units-of-production method over the estimated recoverable ounces, which is the estimated total ounces to be extracted in current and future periods based on proven and probable reserves and, in the case of certain underground mines, certain measured and indicated resources.
(ii)Exploration and evaluation expenditures
Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activity includes exploratory drilling and sampling, surveying transportation and infrastructure requirements, and gathering exploration data through geophysical studies.
The Company capitalizes direct costs of acquiring resource property interests as exploration and evaluation assets. Option payments are considered acquisition costs if the Company has the intention of exercising the underlying option.
Exploration and evaluation costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit that contains proven and probable reserves are expensed as incurred up to the date of establishing that the project is technically feasible and commercially viable, and upon receipt of approval for project expenditures from the Board of Directors. Approval from the Board of Directors will be dependent upon the Company obtaining necessary permits and licenses to develop the mineral property. When approval for project expenditures is received, the related capitalized acquisition costs are assessed for impairment and reclassified to mineral properties. If no economically viable ore body is discovered, previously capitalized acquisition costs are expensed in the period that the project is determined to be uneconomical or abandoned.
3.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(g)Mineral properties, plant and equipment (continued)
(iii)Plant and equipment
Plant and equipment is carried at cost, less accumulated depreciation and accumulated impairment losses. The cost of an item of plant and equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, initial estimates of the costs of dismantling and removing an item and restoring the site on which it is located and, where applicable, borrowing costs.
The carrying amounts of plant and equipment are depreciated to the residual values, if any, using either the straight-line method over the shorter of the estimated useful life of the asset or the life of mine (“LOM”) or the units-of-production method over the estimated recoverable ounces.
For right-of-use assets, the depreciation period represents the period from lease commencement date to the earlier of the useful life of the underlying asset or the end of the lease term.
The Company conducts an annual assessment of the residual balances, useful lives and depreciation methods being used for plant and equipment; any changes arising from the assessment are applied by the Company prospectively.
(h)Financial instruments
(i)Recognition and measurement
Financial assets and financial liabilities are recognized when the Company becomes party to the contractual provisions of the financial instrument. On initial recognition, financial assets and financial liabilities are measured at fair value. Directly attributable transaction costs associated with financial assets or financial liabilities measured at fair value through profit or loss (“FVTPL”) are expensed as incurred, while directly attributable transaction costs associated with all other financial assets and financial liabilities are included in the initial carrying amount of the asset or liability, respectively.
Subsequent to initial recognition, financial assets and financial liabilities are classified and measured as follows:
Financial assets at amortized cost
Financial assets are classified as and subsequently measured at amortized cost if both of the following criteria are met: (i) the objective of the Company’s business model for managing the financial assets is to collect their contractual cash flows; and (ii) the assets' contractual cash flows represent solely payments of principal and interest on the principal amount outstanding (“SPPI”).
The Company’s cash and cash equivalents, restricted cash, trade receivables, receivables from asset sales, reclamation bonds (included in other non-current assets) and other current and non-current receivables are classified as and subsequently measured at amortized cost.
The amortized cost of a financial asset or financial liability is the initial recognition amount minus principal repayments, plus the cumulative amortization using the effective interest method of any difference between the initial recognition amount and the maturity amount.
Financial assets at FVTPL
Financial assets are classified and subsequently measured at FVTPL, with changes in fair value recognized in net income or loss, if they are not held within a business model whose objective includes collecting the financial assets' contractual cash flows or the contractual cash flows of the financial assets do not represent SPPI.
The Company’s marketable securities, other than those that the Company has elected to measure at fair value through OCI (“FVOCI”), are classified as and subsequently measured at FVTPL.
3.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(h)Financial instruments (continued)
(i)Recognition and measurement (continued)
Equity investments at FVOCI
At initial recognition, the Company may irrevocably elect to present in OCI subsequent changes in the fair value of particular investments in equity instruments (on an individual instrument basis) that otherwise would be measured at FVTPL. This election is not permitted on investments in equity instruments that are held for trading. The cumulative gain or loss recognized in OCI is not reclassified to net income or loss upon disposition of the investment in equity instrument.
The Company has elected to measure certain of its investments in equity instruments that it intends to hold for strategic purposes at FVOCI and present subsequent changes in the fair value of the investments in OCI.
Financial liabilities at amortized cost
Accounts payable and accrued liabilities, loans and borrowings and certain other long-term liabilities are classified as and subsequently measured at amortized cost using the effective interest method, which includes the amortization of debt issue costs included in the carrying amounts of loans and borrowings.
Derivative assets and liabilities at FVTPL
A derivative is defined as having the following characteristics:
•Its value changes in response to the change in a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, or other variable, provided in the case of a non-financial variable that the variable is not specific to a party to the contract;
•It requires no initial net investment or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors; and
•It is settled at a future date.
A derivative, other than a derivative that meets the definition of an equity instrument, is initially recognized as a financial asset or financial liability at its fair value on the date the derivative contract is entered into and the related transaction costs are expensed. The fair values of the derivatives are remeasured at the end of each reporting period with changes in fair values recognized in net income or loss.
A derivative that will be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash in terms of its functional currency or another financial asset is classified and presented as an equity instrument, rather than a financial liability. As the exercise price of the Company's share purchase warrants that are exercisable into common shares of Equinox Gold is denominated in Canadian dollars, the Company will receive a variable amount of cash in terms of its US dollar functional currency upon exercise of the warrants. Accordingly, the Company's warrants are classified and presented as derivative financial liabilities and measured at FVTPL.
(ii)Derecognition of financial assets
The Company derecognizes a financial asset, or a part of the financial asset, when and only when (i) the contractual rights to the cash flows from the financial asset expire, or (ii) the Company transfers the financial asset and the transfer qualifies for derecognition. Transfers of a financial asset, either by (i) transferring the contractual rights to the financial asset, or (ii) retaining the contractual rights to receive the cash flows of the financial asset, but assuming a contractual obligation to pay the cash flows collected to one or more recipients without material delay and whereby the Company is prohibited from selling or pledging the financial asset other than as security to the eventual recipients, qualify for derecognition if the Company transfers substantially all the risks and rewards of ownership of the financial asset or control of the financial asset.
On derecognition of a financial asset, the difference between the carrying amount measured at the date of derecognition and the consideration received (including any new asset obtained less any new liability assumed) is recognized as a gain or loss in net income or loss.
3.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(h)Financial instruments (continued)
(iii)Modification of contractual cash flows
When the contractual cash flows of a financial asset are renegotiated or otherwise modified and the renegotiation or modification does not result in the derecognition of the financial asset, the Company recalculates the gross carrying amount of the financial asset and recognizes a modification gain or loss in net income or loss. The gross carrying amount of the financial asset is calculated as the present value of the renegotiated or modified contractual cash flows that are discounted at the financial asset's original effective interest rate.
Any costs or fees incurred adjust the carrying amount of the modified financial asset and are amortized over the remaining term of the modified financial asset.
(i)Impairment
(i)Non-financial assets and investments in associates
The carrying amounts of the Company’s non-financial assets, including mineral properties, plant and equipment, and investments in associates are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated.
The recoverable amount of an asset is the higher of its value in use and fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs of disposal is the amount obtainable from the sale of the asset in an arm’s length transaction between knowledgeable, willing parties, less costs of disposal. When a binding sale agreement is not available, fair value less costs of disposal is estimated using a discounted cash flow approach with inputs and assumptions consistent with those at market. For the purpose of impairment testing, assets are assessed on an individual asset basis when applicable or grouped together into the smallest group of assets that generates cash inflows that are largely independent of cash inflows from other assets or groups of assets (the “CGU”). This generally results in the Company evaluating its non-financial assets on a property-by-property basis.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its estimated recoverable amount. Impairment losses are recognized in net income or loss. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of the recoverable amount. An impairment loss is reversed through net income or loss only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of any applicable depreciation and depletion, if no impairment loss had been recognized.
(ii)Financial assets
The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the loss allowance for a financial asset measured at amortized cost is measured at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If, at the reporting date, the credit risk on a financial asset measured at amortized cost, other than a trade receivable, has not increased significantly since initial recognition, the loss allowance is measured for the financial asset at an amount equal to the 12-month expected credit losses. For trade receivables, the Company measures the loss allowance at an amount equal to the lifetime expected credit losses.
For a financial asset that becomes credit-impaired, the Company measures the expected credit losses as the difference between the gross carrying amount of the financial asset and the present value of the estimated future cash flows discounted at the financial asset's original effective interest rate. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
The Company recognizes the amount of expected credit losses (or reversal) required to adjust the loss allowance at each reporting date to the required amount as an impairment loss (or gain) in net income or loss.
3.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(j)Assets held for sale
A non-current asset or disposal group of assets and liabilities is classified as held for sale when it is highly probable that its carrying amount will be recovered principally through a sale transaction rather than through continuing use. A non-current asset or disposal group is classified as held for sale when the following criteria are met: (i) the asset or disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets or disposal group; (ii) the appropriate level of management is committed to a plan to sell the asset or disposal group; (iii) an active program to locate a buyer and complete the plan has been initiated; (iv) the asset or disposal group is actively marketed for sale at a price that is reasonable in relation to its current fair value; (v) the sale is expected to complete within one year from the date of classification, except under certain events and circumstances; and (vi) actions required to complete the plan to sell the asset or disposal group indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. A non-current asset or disposal group ceases to be classified as held for sale when the above criteria are no longer met.
A non-current asset or disposal group classified as held for sale is measured at the lower of its carrying amount and fair value less costs to sell. The Company recognizes an impairment loss for any initial or subsequent write-down of a non-current asset or disposal group classified as held for sale to fair value less costs to sell in net income or loss during the period of the write-down. The Company recognizes a gain for any subsequent increase in fair value less costs to sell of a non-current asset or disposal group to the extent of previously recognized impairment losses on the non-current asset or disposal group. A non-current asset is not depreciated or depleted while it is classified as held for sale, or as part of a disposal group classified as held for sale.
(k)Provisions
(i)Reclamation and closure cost provisions
The Company is subject to environmental laws and regulations. A provision for reclamation and closure costs is recognized at the time the legal or constructive obligation first arises which is generally the time that the environmental disturbance occurs. The provision is calculated as the present value of the expenditures required to settle the obligation. Upon initial recognition of the provision, a corresponding amount is added to the carrying amount of the related mineral property, plant or equipment and is amortized using the same method as applied to the related asset. Following the initial recognition of the provision, the carrying amount is increased for the unwinding of the discount and for changes to the discount rate and the amount or timing of cash flows required to settle the obligation. The unwinding of the discount is recognized as finance expense in net income or loss while the effect of the changes to the discount rate and the amount or timing of cash flows are recognized as an adjustment to the carrying amount of the related mineral property, plant or equipment.
(ii)Other provisions
A provision is recognized if, because of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined using the expected future cash flows discounted, if material, at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance expense in net income or loss.
(l)Leases
A contract is or contains a lease when the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.
As a lessee, the Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and accumulated impairment losses, and adjusted for remeasurements of the lease liability. The cost of the right-of-use asset includes the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date, less any lease incentives received and any initial direct costs and, if applicable, an estimate of costs to be incurred by the Company in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.
3.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(l)Leases (continued)
The lease liability is initially measured at the present value of the lease payments during the lease term that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease term is the non-cancellable period of a lease together with periods covered by extension options that the Company is reasonably certain to exercise and periods covered by termination options that the Company is reasonably certain not to exercise. The incremental borrowing rate reflects the rate of interest that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. Generally, the Company uses its incremental borrowing rate as the discount rate.
The lease liability is subsequently increased by the interest on the lease liability, measured using the discount rate, and decreased by lease payments made. The lease liability is remeasured using an unchanged discount rate when there is a change in future lease payments arising from a change in an index or rate, or a change in the amount expected to be payable under a residual value guarantee. The lease liability is remeasured using a revised discount rate when there is a change in future lease payments resulting from changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised. The revised discount rate in this case is the interest rate implicit in the lease for the remainder of the term or the Company's incremental borrowing rate at the date of reassessment.
The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets, leases with lease terms that are less than 12 months and arrangements for the Company's use of land to explore, develop, produce or otherwise use the mineral resource contained in that land. Lease payments associated with these leases are instead recognized as an expense over the lease term on either a straight-line basis, or another systematic basis if it is more representative of the pattern of benefit.
The Company presents right-of-use assets in the same line item as it presents underlying assets of the same nature that it owns. The Company presents lease liabilities in other liabilities in the statement of financial position.
(m)Share capital
The Company's common shares are classified as equity. Incremental costs directly attributable to the issuance of common shares are recognized as a deduction from equity, net of any tax effects.
(n)Share-based payments
(i)    Equity-settled share-based payments
The fair value of the estimated number of stock options and other equity-settled share-based payments that are expected to vest, determined as of the date of the grant, is recognized as share-based compensation expense over the vesting period, with a corresponding increase in shareholders’ equity (within reserves). The total amount recognized as an expense is adjusted to reflect the number of options and other equity-settled share-based payments expected to vest at each reporting date.
The fair value of stock options granted is estimated at the date of the grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the expected life of the option and expected share price volatility. The expected life of the options granted is determined based on the average historical hold period before exercise or expiry. Expected volatility is estimated with reference to the historical volatility of the share price of the Company.
The Company estimates the fair values of equity-settled restricted share units (“RSUs”) and equity instruments issuable under equity-settled restricted share units with performance-based vesting conditions (“pRSUs”), that are non-market conditions, based on the quoted price of the Company's common shares on the date of grant. Share-based compensation expense related to pRSUs with non-market performance conditions is recognized over the expected vesting period with the cumulative amount recognized adjusted at the end of each reporting period to reflect the change, if any, in the number of pRSUs expected to vest and expected vesting period based on expected performance.
The fair values of pRSUs with market conditions are estimated using the Monte Carlo method to project the performance of the Company and, if applicable, the relevant market index against which the Company's performance is compared. Share-based compensation expense related to pRSUs that vest based on market conditions is recognized over the vesting period based on the grant date fair value of the award.
3.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(n)Share-based payments (continued)
(i)    Equity-settled share-based payments (continued)
When share-based payment transactions provide the Company with a choice to settle in cash or by issuing equity instruments, the Company accounts for the share-based payment as cash-settled when the Company determines that it has a present obligation to settle in cash.
(ii)Cash-settled share-based payments
The fair values of cash-settled share-based payments are recognized as share-based compensation expense over the vesting period, with a corresponding increase to liabilities. The liabilities for cash-settled share-based payments are remeasured at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in net income or loss for the period.
The Company's cash-settled share-based payments consist of deferred share units (“DSUs”), certain RSUs, and performance share units (“PSUs”) which vest based on the achievement of certain performance targets. The fair values of cash-settled DSUs and RSUs are estimated based on the current quoted market price of the Company's common shares. The fair values of cash-settled PSUs are based on the current quoted market price of the Company's common shares and projected performance.
(o)Revenue recognition
Revenue is principally generated from the sale of gold bullion with each shipment considered as a separate performance obligation. The Company recognizes revenue at the point when the customer obtains control of the product. Control is transferred when title has passed to the customer, the customer has assumed the significant risks and rewards of ownership of the asset and the Company has the present right to payment for the delivery of the gold bullion.
(p)Employee benefits
Short-term employee benefit obligations are recognized as expenses, except for amounts included in the cost of inventories and mineral properties, plant and equipment, as the corresponding service is provided. Liabilities are recognized at the amount that is expected to be paid if the Company has a present legal or constructive obligation to pay that amount based on past services rendered by the employee, and the obligation can be estimated reliably. The Company has no long-term employee benefit plans.
(q)Borrowing costs
Borrowing costs that are directly attributable to the acquisition and construction/development of a qualifying asset are capitalized during the period of time that is necessary to complete and prepare the asset for its intended use or sale. Other borrowing costs are expensed as finance expense in the period in which they are incurred. To the extent that the Company borrows funds specifically for the purpose of obtaining a specific qualifying asset, the amount of borrowing costs eligible for capitalization is the actual net borrowing costs incurred on that borrowing during the period. To the extent that the Company borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the amount of borrowing costs eligible for capitalization is determined by applying a capitalization rate to the expenditures on that asset. The capitalization rate is calculated as the weighted average of the borrowing costs applicable to all borrowings of the Company, other than specific borrowings, that are outstanding during the period.
(r)Income taxes
Income taxes comprises current tax and deferred tax. Income tax is recognized in net income or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.
Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, adjusted for amendments to tax payable or receivable related to previous years.
3.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(r)Income taxes (continued)
Deferred tax is recognized for differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred taxes are not recognized for temporary differences related to the initial recognition of assets or liabilities, other than in business combinations, that affect neither accounting nor taxable income, temporary differences arising on the initial recognition of goodwill and temporary differences relating to investments in subsidiaries to the extent that the Company can control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse based on laws that have been enacted or substantively enacted at the reporting date.
A deferred tax asset is recognized only to the extent that it is probable that future taxable income will be available against which the asset can be utilized.
Tax assets and liabilities are offset when there is a legally enforceable right to offset tax assets against tax liabilities and when they are related to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.
Royalties and other arrangements are treated as tax arrangements when they have the characteristics of income tax. This is the case when they are imposed under government authority and the amount payable is calculated by reference to an income measure. Obligations arising from royalty arrangements that do not satisfy these criteria are recognized as current liabilities and included within operating expense.
When there is uncertainty over income tax treatments, the Company assesses whether it is probable that the relevant taxation authority will accept the uncertain tax treatment. This assessment affects the amount of income tax expense or recovery recognized by the Company. If the Company concludes that it is not probable that a taxation authority will accept the uncertain tax treatment, the effect of the uncertain income tax treatment is reflected in the determination of the Company's income tax expense or recovery based on the most likely amount or, if there are a wide range of possible outcomes, the expected value.
(s)Income (loss) per share
Basic income (loss) per share (“EPS”) is calculated by dividing the income or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the income or loss attributable to common shareholders and the weighted average number of shares outstanding for the effects of all dilutive potential common shares, which comprise share purchase warrants, convertible debentures, stock options and equity-settled RSUs. Contingently issuable shares under the Company's outstanding pRSUs are included in the diluted EPS calculation based on the number of shares that would be issuable if the reporting date were the end of the contingency period. The dilutive effect of share purchase warrants and stock options assumes that the proceeds from potential exercise of the instruments are used to repurchase the Company's common shares at the average market price for the period. Share purchase warrants and stock options are dilutive and included in the diluted EPS calculation to the extent exercise prices are below the average market price of the Company's common shares.
(t)Contingencies
Contingent assets and contingent liabilities are not recognized in the consolidated financial statements. Contingent assets and contingent liabilities are possible assets or possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company. A contingent liability can also be a present obligation that arises from past events but is not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be measured with sufficient reliability.
Contingent assets and contingent liabilities are continually assessed to ensure developments are appropriately reflected in the consolidated financial statements.
3.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(u)Changes in accounting policies during the reporting period
(i)Property, Plant and Equipment - Proceeds before Intended Use (Amendments to IAS 16)
On May 14, 2020, the IASB published Property, Plant and Equipment - Proceeds before Intended Use (Amendments to IAS 16) which prohibits deducting from the cost of property, plant and equipment any proceeds from selling items produced while preparing the asset for its intended use. Instead, proceeds from selling such items and the cost of producing such items shall be recognized in net income or loss.
The effective date of the amendments is for annual periods beginning on or after January 1, 2022. Earlier application is permitted. The amendments apply retrospectively, but only to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented in the consolidated financial statements in which the Company first applies the amendments.
The Company early applied the amendments in its consolidated financial statements for the annual period beginning on January 1, 2021. On application of the amendments, the Company reclassified $1.6 million of pre-commercial production net proceeds from mineral properties, plant and equipment as at December 31, 2020 to net income for the year ended December 31, 2020, comprising $2.9 million in revenue, $1.0 million in operating expense and $0.3 million in depreciation and depletion.
(ii)Presentation of finance fees and interest paid in statement of cash flows
Effective January 1, 2021, the Company made an accounting policy change to classify finance fees paid (which includes interest paid) within the consolidated statement of cash flows for the year ended December 31, 2021 as a financing activity rather than an operating activity, which more appropriately reflects the nature of these cash flows. Interest paid has been disclosed separately as a financing cash flow. Comparative figures for the year ended December 31, 2020 have been reclassified to conform with the change in accounting policy.
(iii)Interest rate benchmark reform
Interest rate benchmark reform (“Reform”) refers to the global reform of interest rate benchmarks, which includes the replacement of some interbank offered rates with alternative benchmark rates. The Company applied Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) (the “Reform Amendments”) effective January 1, 2021. The Reform Amendments provide a practical expedient requiring the effective interest rate be adjusted when accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities that relate directly to the Reform rather than applying modification accounting which might have resulted in a gain or loss. In addition, the Reform Amendments require disclosures to assist users in understanding the effect of the Reform on the Company's financial instruments and risk management strategy.
On March 5, 2021, the Financial Conduct Authority, the regulatory supervisor of the administrator of London Interbank Offered Rate (“LIBOR”), announced that panel bank submissions for the 1-week and 2-month USD LIBOR settings will cease immediately after December 31, 2021, and immediately after June 30, 2023, in the case of the remaining USD LIBOR settings, after which representative LIBOR rates will no longer be available.
The Company maintains a credit facility, which comprises a $400 million revolving loan (the “Revolving Facility”) and a $100 million amortizing term loan (the “Term Loan”) (together, the “Credit Facility”), that bears interest at the LIBOR applicable to the interest period on each draw down plus an applicable margin ranging from 2.5% to 3.75% based on the Company's leverage ratio (note 14(a)). At December 31, 2021, the Company had $193.8 million owing under the Revolving Facility and $85.8 million owing under the Term Loan. The Revolving Facility matures on March 8, 2024 and the Term Loan matures on March 10, 2025. The Credit Facility agreement contains terms that replace the applicable current benchmark rate with an alternate benchmark rate when the current benchmark rate ceases to exist, which may include a term rate based on the Secured Overnight Financing Rate (“SOFR”). The Company expects to apply the practical expedient but the impact on the Company's consolidated financial statements cannot be determined until the alternate benchmark rate is agreed on with the counterparty.
3.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(v)Amended IFRS standard not yet effective
In May 2021, the IASB issued Deferred Tax related to Assets and Liabilities Arising from a Single Transaction which amended IAS 12, Income Taxes (“IAS 12”). The amendments narrowed the scope of the recognition exemption in IAS 12, relating to the recognition of deferred tax assets and liabilities, so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences such as leases and reclamation and closure cost provisions. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 to transactions that occur on or after the beginning of the earliest comparative period presented. Earlier application is permitted. The Company is currently assessing the impact of the amendments on its consolidated financial statements.